Transactions with Related Parties - Additional Information (Details)	2 Months Ended	4 Months Ended	6 Months Ended			9 Months Ended	10 Months Ended	12 Months Ended
	May. 31, 2014 USD ($)	Apr. 30, 2014 USD ($)	Jul. 11, 2014	Jul. 10, 2014 USD ($)	Jun. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Oct. 28, 2015 shares	Dec. 31, 2015 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Jul. 31, 2015	Aug. 19, 2014
Related Party Transaction [Line Items]
Exchange rate EUR/USD								1.09				1.34
Daily fixed management fee								$ 750
Monthly lump sum management fee per vessel								$ 17,500
Number of directors								9
Combine Marine Ltd
Related Party Transaction [Line Items]
Leasing agreements, Office space, Term of contract										1 year	1 year
Rent expense per month										$ 3,000	€ 2,500
Oceanbulk Maritime S.A.
Related Party Transaction [Line Items]
Number of newbuilding contracts								9
Vessel acquisition commission percentage								0.50%
Related Parties Commissions Fees								$ 2,077,000
Pre-delivery installments		$ 519,000							$ 519,000
Number of installments								4
Daily fixed management fee	$ 170							$ 110
Vessel acquisition commission, Flat fee								200,000
Supervision costs								$ 850,000
Issuance of shares, representing the third installment | shares							171,171
Expiration date of agreement								Jul. 11, 2014
Managed Vessels of Oceanbulk Shipping LLC
Related Party Transaction [Line Items]
Daily fixed management fee				$ 750
Expiration date of agreement								Jul. 11, 2014
Product Shipping & Trading S.A.
Related Party Transaction [Line Items]
Daily fixed management fee					$ 20	$ 130
Expiration date of agreement								Jul. 01, 2014
Maryville Maritime Inc.
Related Party Transaction [Line Items]
Monthly lump sum management fee per vessel								$ 17,500
Oaktree
Related Party Transaction [Line Items]
Voting percentage			33.00%
Equity Method Investment Ownership Percentage			61.30%
Capesize vessels
Related Party Transaction [Line Items]
Number of vessels acquired													6
Capesize vessels | Oceanbulk Maritime S.A.
Related Party Transaction [Line Items]
Number of newbuilding contracts								2
Newcastlemax vessels | Oceanbulk Maritime S.A.
Related Party Transaction [Line Items]
Number of newbuilding contracts								3
Ultramax vessels | Oceanbulk Maritime S.A.
Related Party Transaction [Line Items]
Number of newbuilding contracts								4
Heron vessels
Related Party Transaction [Line Items]
Delivery date								December 5, 2014
Number of vessels acquired								2
Beneficial Ownership Of 40% Or More | Shareholders Agreement | Oaktree
Related Party Transaction [Line Items]
Number of directors								4
Beneficial Ownership of 25% but less than 40% | Shareholders Agreement | Oaktree
Related Party Transaction [Line Items]
Number of directors								3
Beneficial Ownership of 15% but less than 25% | Shareholders Agreement | Oaktree
Related Party Transaction [Line Items]
Number of directors								2
Beneficial Ownership of 5% but less than 15% | Shareholders Agreement | Oaktree
Related Party Transaction [Line Items]
Number of directors								1
Maximum | Beneficial Ownership of 25% but less than 40% | Shareholders Agreement | Oaktree
Related Party Transaction [Line Items]
Voting percentage								40.00%
Maximum | Beneficial Ownership of 15% but less than 25% | Shareholders Agreement | Oaktree
Related Party Transaction [Line Items]
Voting percentage								25.00%
Maximum | Beneficial Ownership of 5% but less than 15% | Shareholders Agreement | Oaktree
Related Party Transaction [Line Items]
Voting percentage								15.00%
Minimum | Beneficial Ownership Of 40% Or More | Shareholders Agreement | Oaktree
Related Party Transaction [Line Items]
Voting percentage								40.00%
Minimum | Beneficial Ownership of 25% but less than 40% | Shareholders Agreement | Oaktree
Related Party Transaction [Line Items]
Voting percentage								25.00%
Minimum | Beneficial Ownership of 15% but less than 25% | Shareholders Agreement | Oaktree
Related Party Transaction [Line Items]
Voting percentage								15.00%
Minimum | Beneficial Ownership of 5% but less than 15% | Shareholders Agreement | Oaktree
Related Party Transaction [Line Items]
Voting percentage								5.00%